Commitments and Contingencies - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended	9 Months Ended
	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019	Nov. 05, 2019
Loss Contingencies [Line Items]
Commitments or contingencies				$ 0.0	$ 0.0
Equity-based compensation	$ 50.0	$ 6.2
Share Price		$ 23.00	$ 23.00
RSUs
Loss Contingencies [Line Items]
Share issued	4,629,812	4,675,744	4,675,744
Initial Public Offering
Loss Contingencies [Line Items]
Equity-based compensation			$ 56.9
Initial Public Offering | RSUs
Loss Contingencies [Line Items]
Share issued		2,475,830	2,475,830